Short-Term Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term borrowings	$ 6,093	$ 18,641
Short-term borrowings, maximum annual interest rate	1.90%	1.95%
Short-term borrowings, minimum annual interest rate	1.81%	1.35%
Short-term borrowings, weighted-average interest rate	1.89%	1.72%
Unused lines of credit available for borrowing	$ 12,900	$ 1,100
Collateral pledged for borrowings	$ 1,000	$ 7,500
Maturity Date One
Short-term Debt [Line Items]
Short-term borrowings, maturity date	2016-01	2015-01
Maturity Date Two
Short-term Debt [Line Items]
Short-term borrowings, maturity date	2016-02	2015-07
Maturity Date Three
Short-term Debt [Line Items]
Short-term borrowings, maturity date	2016-05